CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended				4 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Net income	$ 6,258,699				$ (7,620,693)	$ (7,620,693)
OLD PlayStudios, Inc.
Net income	5,918,000		$ 5,492,000				$ 12,807,000	[1],[2]	$ 13,614,000	[1],[2]	$ 2,822,000	[1],[2]
Other comprehensive loss:
Change in foreign currency translation adjustment	(296,000)	[3]	(55,000)	[3]			383,000	[4]	179,000	[4]	188,000	[4]
Total other comprehensive loss	(296,000)		(55,000)				383,000		179,000		(188,000)
Comprehensive income	$ 5,622,000		$ 5,437,000				$ 13,190,000	[1]	$ 13,793,000	[1]	$ 2,634,000	[1]

[1]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, International. As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.
[2]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, PlayStudios International Limited (“International”). As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.
[3]	These amounts are presented gross of the effect of income taxes. The total change in foreign currency translation adjustment and the corresponding effect of income taxes are immaterial.
[4]	These amounts are presented gross of the effect of income taxes. The total change in foreign currency translation adjustment and the corresponding effect of income taxes are immaterial.